N-2	Feb. 21, 2023
Cover [Abstract]
Entity Central Index Key	0000903419
Amendment Flag	false
Securities Act File Number	001-39036
Document Type	8-K
Entity Registrant Name	Alerus Financial Corporation
Entity Address, Address Line One	401 Demers Avenue
Entity Address, City or Town	Grand Forks
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58201
City Area Code	701
Local Phone Number	795-3200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false